Note Investment Securities Held-to-maturity (Aggregate Amortized Cost and Fair Value of HTMS by Contractual Maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 100,903	$ 103,170
Investment securities held-to-maturity, fair value	82,889	$ 94,199
Within 1 year
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	2,920
Investment securities held-to-maturity, fair value	2,629
After 1 and within 5 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	15,655
Investment securities held-to-maturity, fair value	10,623
After 5 to 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	20,106
Investment securities held-to-maturity, fair value	12,091
After 10 years
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	62,222
Investment securities held-to-maturity, fair value	$ 57,546